Document and Entity Information Document	Sep. 04, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	FleetCor Technologies, Inc.
Entity Central Index Key	0001175454
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35004
Entity Tax Identification Number	72-1074903
Entity Address, Address Line One	5445 Triangle Parkway
Entity Address, City or Town	Peachtree Corners
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30092
City Area Code	770
Local Phone Number	449-0479
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false